Share-based Compensation (Effects of changes to forfeiture rate) (Details) - 12 months ended Dec. 31, 2016 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Change in forfeiture rate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation reduced	¥ 27.6	$ 4.1